CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jul. 09, 2023	Mar. 31, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash				$ 386,306			$ 809,481	$ 3,913
Restricted Cash	$ 1,008	$ 8,651					0
Prepaid expenses and other assets		9,338					268,208
Total current assets	108,469	117,950					1,077,689
Prepaid expenses - non current							17,868
Investments held in Trust Account	2,966,591	3,293,966	$ 4,893,008				117,191,410
TOTAL ASSETS	3,075,060	3,411,916					118,286,967
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,218,171	1,099,166					829,440
Due to Trust Account	107,461	99,961
Loan payable	307,972	204,222
Derivative liability-Forward Purchase Agreement	0	665,116			$ 430,021	$ 430,021
Excise tax payable	1,146,570	1,143,296
Income tax payable	85,324	72,824					250,739
Franchise tax payable	25,747	21,247					163,200
Total liabilities	2,891,245	3,305,832					1,243,379
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 274,267 and 305,410 shares subject to possible redemption) as of March 31, 2024 and December 31, 2023, respectively	324	324					324
Additional paid-in capital							1,605,560
Accumulated deficit	(2,780,498)	(3,202,604)					(1,862,271)
Total stockholders' deficit	(2,780,174)	(3,202,280)		$ (2,123,046)			(256,387)	$ 13,629
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	3,075,060	3,411,916					118,286,967
Sponsor
CURRENT ASSETS
Due from Sponsor	107,461	99,961
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 274,267 and 305,410 shares at redemption value of approximately $10.80 and $10.83 per share as of March 31, 2024 and December 31, 2023, respectively	$ 2,963,989	$ 3,308,364					$ 117,299,975